STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the components of share-based compensation expense for the three and six months ended June 30, 2015:

	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Direct operating costs	$7,364	$12,113
General and administrative	177,178	298,298
Research and development	12,592	13,847
Total stock-based compensation expense	$197,134	$324,258

The aggregate compensation cost for RSUs recorded under the 2014 Plan was $258,878 for the year ended December 31, 2014 and recorded as follows:

Stock-based compensation included in the Consolidated Statement of Operations:
Direct operating costs	$5,090
General and administrative	253,788
Total stock-based compensation expense	$258,878

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table summarizes the RSU transactions under the 2014 Plan for the year ended December 31, 2014 and the six months ended June 30, 2015:

RSUs outstanding and unvested at January 1, 2014	—
RSUs granted	513,500
RSUs vested	—
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250
RSUs granted	221,600
RSUs vested	(72,500)
RSUs forfeited	(90,475)
RSUs outstanding and unvested at June 30, 2015	540,875

The following summarizes the RSU transactions under the 2014 Plan for the year ended December 31, 2014:

Shares
RSUs outstanding and unvested at January 1, 2014	—
RSUs granted	513,500
RSUs vested	—
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The following summarizes the RSU activity during 2014 and the amount available for grant at December 31, 2014:

Shares
Amount authorized under the 2014 Plan	1,351,000
RSUs issued on April 4, 2014	(217,500)
RSUs issued on September 15, 2014	(171,000)
RSUs issued during the fourth quarter, 2014 – performance based	(125,000)
RSUs forfeited during year	31,250
Amount available for grant at December 31, 2014	868,750